Pruco Life Insurance Company of New Jersey    Arthur D. Woods, III
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                              of New Jersey
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-8020 fax: (973) 802-9560



                                              May 5, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                         Re: Pruco Life of New Jersey Variable Insurance Account
                           (Registration No. 2-81243)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 27 and (ii) that the text of Post-Effective Amendment No. 27 was filed electronically on April 27, 2000 (Accession No. 0000950130-00-002353).

                                By:/s/____________________________
                                      Arthur D. Woods, III
                                      Assistant General Counsel
                                      Pruco Life Insurance Company of New Jersey